Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-Based Compensation
16.	SHARE-BASED COMPENSATION
2014 Restricted Shares Plan
On April 22 and April 24, 2014, the board of directors and the shareholders of the Company approved to adopt a restricted shares plan (the “2014 Restricted Shares Plan”), respectively. Under the 2014 Restricted Shares Plan, the Company is authorized to issue up to 122,545,665 Class A ordinary shares (excluding shares which have lapsed or have been forfeited) pursuant to the grant of restricted shares and restricted share units thereunder. Unless terminated earlier, the 2014 Restricted Shares Plan will terminate automatically in 2024. The share awards granted under 2014 Restricted Shares Plan had vesting terms of no longer than 5 years from the date of grant. Except for service conditions, there were no other vesting conditions for all the awards under 2014 Restricted Shares Plan. The following table summarizes the Company’s restricted shares with an option feature activity under the 2014 Restricted Shares Plan during the year ended December 31, 2019:

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2019	30,652,305	0.22	1.15	5.31	11,835
Granted	6,820,900	0.03	0.60
Forfeited	(7,159,989)	0.13	0.81
Exercised	(4,950,498)	0.10	1.08
Modified in August 2019	(9,883,062)	0.34	1.05
Outstanding at December 31, 2019	15,479,656	0.15	1.15	4.31	3,331
Vested and expected to vest at December 31, 2019	15,479,656
Exercisable as at December 31, 2019	6,730,544
Total intrinsic value of restricted shares with an option feature exercised for the year ended December 31, 2019 was RMB9,357 (US$1,344). The weighted-average grant-date fair value of options granted during the years 2018 and 2019 was US$1.00 and US$0.60, respectively.
The grant date fair value of each restricted share with an option feature is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for years presented:

	Year ended December 31, 2017	Year ended December 31, 2018	Year ended December 31, 2019
Fair value of ordinary share (US$)	0.84~1.21	0.85~1.29	0.36~0.68
Risk-free interest rates	2.81%~2.99%	3.49%~3.59%	1.70%~3.25%
Expected volatility range	55.9%~58.0%	55.5%~57.0%	57.1%~62.9%
Expected dividend yield	0%	0%	0%
Expected exercise multiple	2.2	2.2	2.2
Fair value per option granted (US$)	0.55~0.93	0.66~1.23	0.36~0.68
The risk-free interest rate for periods within the contractual life of the restricted shares with an option feature is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry. The dividend yield is estimated based on expected dividend policy over the expected term of the restricted shares with an option feature. The expected exercise multiple is based on management’s estimation, which the Company believes is representative of the future.
As of December 31, 2019, there was RMB26,448 (US$3,799
)
of total unrecognized share-based compensation expenses related to non-vested
 restricted shares with an option feature and the cost is expected to be recognized over a weighted average period of 1.67 years. Total estimated share-based compensation expenses may be adjusted for future changes in forfeiture rate.
On August 1, 2019, the Company’s compensation committee approved to cancel the exercise price for all unvested restricted shares with an option feature previously granted by the Company under the 2014 Restricted Shares Plan. Such exercise price cancellation was accounted by the Company as a share option modification and required remeasurement at the time of the modification. The total incremental cost as a result of the modification was
RMB12,510 (US$1,797). The incremental cost related to vested restricted shares amounted to RMB5,117 (US$735)
and was recorded in the consolidated statements of comprehensive income (loss) during the year ended December 31, 2019. The incremental cost related to unvested restricted shares amounted to
RMB7,393 (US$1,062) and will be recorded over the remaining service periods.
The following table summarizes the restricted shares activity pursuant to the 2014
Restricted
Shares Plan for the year ended December 31, 2019:

	Number of shares	Weighted average grant date fair value (US$) after modification
Unvested at January 1, 2019	—	—
Modified in August 2019	9,883,062	1.12
Vested	(2,164,799)	1.31
Forfeited	(221,450)	1.36

Unvested at December 31, 2019	7,496,813	1.06

As of December 31, 2019, the total estimated unrecognized share-based compensation expenses related to restricted shares awarded amounted to RMB19,653 (US$2,823), and is expected to be recognized over a weighted-average period of 1.41 years. Total estimated share-based compensation expenses may be adjusted for future changes in forfeiture rate.
The total fair value of vested restricted shares on their respective vesting dates during the years ended December 31, 2019 were RMB5,354 (US$769).
2013 Incentive Scheme
On January 2, 2014, the Company adopted an equity incentive scheme (the “2013 Incentive Scheme”). The 2013 Incentive Scheme provides for the grant of ordinary shares, restricted shares, share options and share appreciation rights to the employees, directors or non-employee
consultants of the Company. The maximum number of the Company’s ordinary shares which may be issued under the 2013 Incentive Scheme is 64,497,718 (excluding shares which have lapsed or have been forfeited). The 2013 Incentive Scheme is valid and effective for a term of ten years commencing from its adoption. Except for service conditions, there were no other vesting conditions for all the awards under 2013 Incentive Scheme. As of December 31, 2019, all the share awards granted under 2013 Incentive Scheme had vesting terms of no longer than
5 years from the date of grant.
The following table summarizes the Group’s restricted shares with an option feature activity under the 2013 Incentive Scheme during the year ended December 31, 2019:

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2019	44,791,941	0.33	1.13	5.01	12,546
Granted	—	—	—
Forfeited	(3,417,123)	0.34	1.02
Exercised	(2,111,675)	0.15	1.59
Modified in August 2019	(6,012,118)	0.34	1.10
Outstanding at December 31, 2019	33,251,025	0.34	1.13	4.01	765
Vested and expected to vest at December 31, 2019	33,251,025

Exercisable as at December 31, 2019	33,251,025

Total intrinsic value of restricted shares with an option feature exercised for the year ended December 31, 2019 was RMB4,063 (US$584). The weighted-average grant-date fair value of options granted during the years 2018 was US$1.03.
The grant date fair value of each restricted share with an option feature is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for years presented:

	Year ended December 31, 2017	Year ended December 31, 2018	Year ended December 31, 2019
Fair value of ordinary share (US$)	0.84~1.21	1.06~1.43	—
Risk-free interest rates	2.78%~2.99%	2.97%~3.58%	—
Expected volatility range	56.1%~57.5%	56.3%~57.2%	—
Expected dividend yield	0%	0%	—
Expected exercise multiple	2.2	2.2	—
Fair value per option granted (US$)	0.53~0.88	0.79~1.15	—
The risk-free interest rate for periods within the contractual life of the restricted shares with an option feature is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry. The dividend yield is estimated based on expected dividend policy over the expected term of the restricted shares with an option feature. The expected exercise multiple is based on management’s estimation, which the Company believes is representative of the future.
As of December 31, 2019, there was nil unrecognized share-based compensation expenses related to non-vested
restricted shares with an option feature.
On August 1, 2019, the Company’s compensation committee approved to cancel the exercise price for all unvested restricted shares with an option feature previously granted by the Company under the 2013
Incentive Scheme
Plan. Such
exercise price cancellation
was accounted by the Company as a share option modification and required remeasurement at the time of the modification. The total incremental cost as a result of the modification was RMB7,588 (US$1,090). The incremental cost related to vested restricted shares amounted to RMB3,077 (US$442) and was recorded in the consolidated statements of comprehensive income (loss) during the year ended December 31, 2019. The incremental cost related to unvested restricted shares amounted to RMB4,511 (US$648) and will be recorded over the remaining service periods.
The following table summarizes the restricted shares activity pursuant to the 2013 Incentive Scheme for the year ended December 31, 2019:

	Number of shares	Weighted average grant date fair value (US$) after modification
Unvested at January 1, 2019	—	—
Modified in August 2019	6,012,118	1.14
Vested	(1,052,546)	1.02
Forfeited	(28,515)	1.33

Unvested at December 31, 2019	4,931,057	1.17

As of December 31, 2019, the total estimated unrecognized share-based compensation expenses related to restricted shares awarded amounted to RMB15,615 (US$2,243), and is expected to be recognized over a weighted-average period of 1.63 years. Total estimated share-based compensation expenses may be adjusted for future changes in forfeiture rate.
The total fair value of vested restricted shares on their respective vesting dates for the year ended December 31, 2019 were RMB2,569 (US$369).
2011 Share Award Scheme
On May 26, 2011, the board of directors of the Company approved and adopted the 2011 Share Award Scheme, as amended in September 2013 and November 2016, to recognize the contributions of certain employees and to give incentives thereto in order to retain them for the continued operation and development of the Group. Under the 2011 Share Award Scheme, the board of directors may grant restricted shares to its employees and directors to receive an aggregate of no more than 100,000,000 ordinary shares of the Company (excluding shares which have lapsed or have been forfeited) as at the date of such grant. Unless early terminated by the board of directors of the Company, the 2011 Share Award Scheme is valid and effective for a term of ten years commencing from its adoption. Under the 2011 Share Award Scheme, grantees have no dividend or voting rights until the restricted shares are vested.
The Group has set up the Share Award Scheme Trust for the purpose of administering the 2011 Share Award Scheme and holding shares awarded to the employees before they vest. As of December 31, 2019, 331,947 (2018: 1,111,898) forfeited and ungranted restricted shares are held by the Share Award Scheme and available to be granted in the future.
Subsequent to the IPO, fair value of the ordinary shares was determined based on the price of the Company’s publicly traded ADSs.
The following table summarizes the restricted shares activity pursuant to the 2011 Share Award Scheme for the year ended December 31, 2019:

	Number of shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2019	5,739,320	1.06
Granted	2,189,310	0.37
Vested	(2,452,468)	1.08
Forfeited	(1,409,359)	1.05

Unvested at December 31, 2019	4,066,803	0.69

The weighted-average grant-date fair value of restricted share granted during the years 2018 and 2019 was US$0.96 and US$0.37, respectively.
As of December 31, 2019, the total estimated unrecognized share-based compensation expenses related to restricted shares awarded amounted to RMB11,327 (US$1,627), and is expected to be recognized over a weighted-average period of 2.01 years. Total unrecognized share-based compensation expenses may be adjusted for future changes in forfeiture rate.
The total fair value of vested restricted shares on their respective vesting dates for
the years ended December 31, 2017, 2018 and 2019 were RMB21,149, RMB15,152 and RMB9,357 (US$1,344), respectively.

Share-based Awards of subsidiaries
Subsidiaries of the Group also have equity incentive plans granting share-based awards.
The grant date fair value of each share-based award is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for years presented:

	Year ended December 31, 20 17	Year ended December 31, 20 18	Year ended December 31, 20 19
Fair value of ordinary share (US$)	0.41	0.69~0.86	0.42~0.94
Risk-free interest rates	1.60%	1.75%~3.10%	2.57%~ 3.73%
Expected volatility range	43.4%	50.1%~57.2%	57.2%~59.2%
Expected dividend yield	0%	0%	8.61%~8.72%
Fair value per option granted (US$)	0.41	0.14~0.86	0.22~0.27
The following table summarizes the share-based compensation expenses of subsidiaries’ share-based awards recognized by the Group:

	For the y ears ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Research and development	—	8,803	31,907	4,583
Selling and marketing	—	95	1,479	212
General and administrative	10,721	3,107	15,286	2,196

Total	10,721	12,005	48,672	6,991

As of December 31, 2019, there was RMB44,720 (US$6,424) unrecognized share-based compensation expenses related to incentive plans, which is expected to be recognized over a vesting period of 2.03 years.
Total share-based compensation expenses recorded by the Group are as follows:

	For the y ears ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Cost of revenues	762	206	524	75
Research and development	20,691	14,224	59,771	8,586
Selling and marketing	39	8,967	3,818	548
General and administrative	51,824	61,721	63,327	9,097

Total	73,316	85,118	127,440	18,306